STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
STOCK-BASED COMPENSATION
Schedule Of Stock-based compensation
	December 31,	December 31,
Type of Security	2024	2023
Price Appreciation Certificates	$1,285,898	$2,626,959
Options issued to outside directors and consultants	56,000	356,660
Common stock issued for services	12,000	111,550
Totals	$1,353,898	$3,095,169

Schedule of compensatory securities activity
Common stock equivalent	Price Appreciation Certificates	Options	Total
Number outstanding at January 1, 2022	589,400,000	49,200,000	638,600,000
Granted	262,700,000	55,666,000	318,366,000
Cancelled	(162,700,000)	(19,650,000)	(184,350,000)
Number outstanding at December 31, 2023	689,400,000	85,216,000	774,616,000
Granted	183,700,000	8,000,000	191,700,000
Cancelled	(123,700,000)	(7,250,000)	(130,950,000)
Number outstanding at December 31, 2024	749,400,000	85,966,000	835,366,000

Schedule Of stock options
	2024	2023
Volatility	412.55%	382.6% - 385.8%
Expected life	5 years	5 years
Risk-free rate	4.26%	3.6% - 4.4%
Dividend yield	-	-
Forfeiture rate	0%	0%
Stock Price at Valuation	$0.01	$0.01
Exercise Price	0.01	0.01 - 0.001